Debt - (Additional Information) (Details) - USD ($)					1 Months Ended	12 Months Ended
	Oct. 18, 2021	May 22, 2020	Mar. 17, 2020	Oct. 28, 2019	Jun. 30, 2017	May 22, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 02, 2018
Line of Credit Facility [Line Items]
Term loan							$ 465,712,000
Amortization of Debt Issuance Costs							4,472,000	$ 3,863,000	$ 2,860,000
Debt instrument, basis spread on variable rate						5.00%
Revolving Facility								50,000,000
Loss on extinguishment of debt		$ 700,000					(35,828,000)	(685,000)	(2,414,000)
Repayments of Revolving Facility								$ 50,000,000
LIBOR Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate						5.00%
Base Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate						4.00%
Merger Transaction
Line of Credit Facility [Line Items]
Loan Principal Payments	$ 148,200,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Revolving Facility			$ 50,000,000.0		$ 50,000.0
June 2017 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit					$ 575,000,000.0
Line of Credit Up-sized										$ 115,000,000.0
Loan maturity Date					Jun. 30, 2024
Quarterly Amortization Payment Percentage					1.00%
Effective interest rate								4.50%
Loan Principal Payments							4,800,000	$ 5,900,000
Loss on extinguishment of debt							$ 1,700,000
June 2017 First Lien Loan | Maximum
Line of Credit Facility [Line Items]
Cash Flow Subject to Certain Leverage Ratios							50.00%
June 2017 First Lien Loan | LIBOR Rate
Line of Credit Facility [Line Items]
Floor Rate							1.00%
June 2017 First Lien Loan | LIBOR Rate | Maximum
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							3.50%
June 2017 First Lien Loan | LIBOR Rate | Minimum
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							3.00%
June 2017 First Lien Loan | Net Leverage Ratio | Maximum
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							2.50%
June 2017 First Lien Loan | Net Leverage Ratio | Minimum
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							2.00%
June 2017 Second Lien Loan
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Period, End Date				Oct. 28, 2019
May 2020 First Lien Loan
Line of Credit Facility [Line Items]
Term loan		260,000.0
Repayment of Term Loan	Oct. 18, 2021
Amortization of Debt Issuance Costs		$ 0
Loan maturity Date		May 22, 2026
Springing Maturity		Jun. 30, 2024
Effective interest rate							11.50%	11.50%
Prepayment Penalty Rate		3.00%
Prepayments Amount		$ 91,000,000.0
Loan Principal Payments	$ 304,100,000
Prepayment penalty Amount	28,000,000.0
Loss on extinguishment of debt	34,100,000
Debt discount costs		6,500,000
Debt issuance costs		$ 2,000,000.0
Remaining Amount Issuance Discount And Issuance Costs	$ 6,100,000
May 2020 First Lien Loan | Maximum
Line of Credit Facility [Line Items]
Prepayment Penalty Rate		6.00%
May 2020 First Lien Loan | Minimum
Line of Credit Facility [Line Items]
Prepayment Penalty Rate						91.00%
Prepayments Amount		$ 91,000,000.0
May 2020 First Lien Loan | LIBOR Rate
Line of Credit Facility [Line Items]
Floor Rate							1.00%
Effective interest rate							9.50%
May 2020 First Lien Loan | Base Rate [Member]
Line of Credit Facility [Line Items]
Floor Rate							2.00%
Effective interest rate							8.50%
May 2020 First Lien Loan | Revolving Credit Facility
Line of Credit Facility [Line Items]
Repayments of Revolving Facility		$ 260,000,000.0
June 2017 and May 2020 First Lien Loan
Line of Credit Facility [Line Items]
Amortization of Debt Issuance Costs							$ 3,600,000	$ 3,700,000	$ 2,900,000
Loans Payable | June 2017 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit					$ 525,000,000.0
Loans Payable | June 2017 Second Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit					$ 185,000,000.0